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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended      June 30, 2010
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sageview Capital LP
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Address:     55 Railroad Avenue
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             Greenwich, CT 06830
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Form 13F File Number:       028-12389
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Barbara E. Parker
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Title:       Chief Financial Officer
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Phone:       (203) 625-4230
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Signature, Place, and Date of Signing:


   /s/ Barbara E. Parker              Greenwich, CT          August 16, 2010
----------------------------    ------------------------   -------------------
        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          0
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Form 13F Information Table Entry Total:                     12
                                                ------------------

Form 13F Information Table Value Total:               $250,416
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                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE





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
                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
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
ARENA RESOURCES INC    COM      040049108     30,470      955,179  SH          SOLE                     955,179

ARRIS GROUP INC        COM      04269Q100     32,330    3,172,695  SH          SOLE                   3,172,695

BAXTER INTL INC        COM      071813109      3,097       76,200  SH          SOLE                      76,200

FINANCIAL ENGINES INC  COM      317485100      1,909      140,360  SH          SOLE                     140,360

HOLOGIC INC            COM      436440101     27,030    1,940,405  SH          SOLE                   1,940,405

HURON CONSULTING
GROUP INC              COM      447462102      3,896      200,745  SH          SOLE                     200,745

ITURAN LOCATION
AND CONTROL            SHS      M6158M104      1,515      100,448  SH          SOLE                     100,448

LIFE TECHNOLOGIES
CORP                   COM      53217V109    120,241    2,544,781  SH          SOLE                   2,544,781

RURAL / METRO CORP     COM      781748108        113       13,874  SH          SOLE                      13,874

SANDRIDGE ENERGY INC   COM      80007P307         87       14,890  SH          SOLE                      14,890

SCHWAB CHARLES
CORP NEW               COM      808513105     15,953    1,125,000  SH          SOLE                   1,125,000

SYMANTEC CORP          COM      871503108     13,775      992,401  SH          SOLE                     992,401

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




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